INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS - Summary of Long-term investments (Details) - USD ($) $ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Schedule Of Long Term Investments
Cost	$ 2,581	$ 2,581	$ 2,581
Gross unrealized losses (including impairment)	(865)	(865)
Carrying amount	1,716	1,716	1,716
Alesta Tx | Common Stock
Schedule Of Long Term Investments
Cost	2,250	2,250	2,250
Gross unrealized losses (including impairment)		(865)	(865)
Carrying amount	$ 1,385	$ 1,385	$ 1,385
Investment, Type [Extensible Enumeration]	casi:EquitySecuritiesWithoutReadilyDeterminableFairValueMember	casi:EquitySecuritiesWithoutReadilyDeterminableFairValueMember	casi:EquitySecuritiesWithoutReadilyDeterminableFairValueMember
Alesta Tx | Preferred Stock
Schedule Of Long Term Investments
Cost	$ 331	$ 331	$ 331
Carrying amount	$ 331	$ 331	$ 331
Investment, Type [Extensible Enumeration]	casi:EquitySecuritiesWithoutReadilyDeterminableFairValueMember	casi:EquitySecuritiesWithoutReadilyDeterminableFairValueMember	casi:EquitySecuritiesWithoutReadilyDeterminableFairValueMember